FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) SFr in Millions	Jun. 30, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 526	SFr 612
Redeemable	1,649	1,608
Total fair value	2,175	2,220
Unfunded commitments	174	180
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	SFr 38	102
Unfunded commitments attributable to non-controlling interest		23
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 75	107
Redeemable	922	1,009
Total fair value	997	1,116
Unfunded commitments	59	53
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	13	12
Redeemable	0	0
Total fair value	13	12
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	62	103
Redeemable	924	1,011
Total fair value	986	1,114
Unfunded commitments	SFr 59	SFr 53
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	49.00%	46.00%
Percentage of investment subject to monthly redemption	41.00%	40.00%
Percentage of investment subject to quarterly redemption	10.00%	13.00%
Percentage of investment subject to annual redemption		1.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Nonredeemable, liabilities	SFr 0	SFr (8)
Redeemable, liabilities	(2)	(2)
Total fair value, liabilities	(2)	(10)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	451	505
Redeemable	727	599
Total fair value	1,178	1,104
Unfunded commitments	115	127
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	37	84
Redeemable	208	72
Total fair value	245	156
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	8.00%	35.00%
Percentage of investment subject to monthly redemption	61.00%
Percentage of investment subject to quarterly redemption	31.00%	65.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 366	SFr 369
Redeemable	11	5
Total fair value	377	374
Unfunded commitments	101	106
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	48	52
Redeemable	508	522
Total fair value	556	574
Unfunded commitments	14	21
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	68
Redeemable	51	34
Total fair value	52	102
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	35	14
Redeemable	13	14
Total fair value	48	28
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	129	130
Redeemable	0	0
Total fair value	129	130
Unfunded commitments	45	43
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	201	214
Redeemable	0	0
Total fair value	201	214
Unfunded commitments	29	34
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	2
Redeemable	144	24
Total fair value	145	26
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	35	24
Redeemable	11	5
Total fair value	46	29
Unfunded commitments	27	29
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	523	608
Redeemable	1,650	1,608
Total fair value	2,173	2,216
Unfunded commitments	173	179
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	38	102
Unfunded commitments attributable to non-controlling interest		23
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	75	107
Redeemable	922	1,009
Total fair value	997	1,116
Unfunded commitments	59	53
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	13	12
Redeemable	0	0
Total fair value	13	12
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	62	103
Redeemable	924	1,011
Total fair value	986	1,114
Unfunded commitments	SFr 59	SFr 53
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	49.00%	46.00%
Percentage of investment subject to monthly redemption	41.00%	40.00%
Percentage of investment subject to quarterly redemption	10.00%	13.00%
Percentage of investment subject to annual redemption		1.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Nonredeemable, liabilities	SFr 0	SFr (8)
Redeemable, liabilities	(2)	(2)
Total fair value, liabilities	(2)	(10)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	448	501
Redeemable	728	599
Total fair value	1,176	1,100
Unfunded commitments	114	126
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	37	84
Redeemable	208	72
Total fair value	245	156
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	8.00%	35.00%
Percentage of investment subject to monthly redemption	61.00%
Percentage of investment subject to quarterly redemption	31.00%	65.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 364	SFr 365
Redeemable	11	5
Total fair value	375	370
Unfunded commitments	100	105
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	47	52
Redeemable	509	522
Total fair value	556	574
Unfunded commitments	14	21
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	68
Redeemable	51	34
Total fair value	52	102
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	35	14
Redeemable	13	14
Total fair value	48	28
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	126	126
Redeemable	0	0
Total fair value	126	126
Unfunded commitments	44	42
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	201	214
Redeemable	0	0
Total fair value	201	214
Unfunded commitments	29	34
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	2
Redeemable	144	24
Total fair value	145	26
Unfunded commitments	0	0
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	36	24
Redeemable	11	5
Total fair value	47	29
Unfunded commitments	SFr 27	SFr 29